[MFS LOGO](R)                                                  SEMIANNUAL REPORT
INVESTMENT MANAGEMENT                                             MARCH 31, 2001


                                                MFS(R) INTERNATIONAL
                                               STRATEGOC GROWTH FUND

                                                MFS(R) INTERNATIONAL
                                                          VALUE FUND

MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND
MFS(R) INTERNATIONAL VALUE FUND

TRUSTEES
J. Atwood Ives+ -- Chairman and Chief
Executive Officer, Eastern Enterprises
(diversified services company)

Lawrence T. Perera+ -- Partner, Hemenway &
Barnes (attorneys)

William J. Poorvu+ -- Adjunct Professor,
Harvard University Graduate School of
Business Administration

Charles W. Schmidt+ -- Private Investor

Arnold D. Scott* -- Senior Executive Vice
President, Director, and Secretary,
MFS Investment Management

Jeffrey L. Shames* -- Chairman and Chief
Executive Officer,
MFS Investment Management

Elaine R. Smith+ -- Independent Consultant

David B. Stone+ -- Chairman,
North American Management Corp.
(investment adviser)

INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

CHAIRMAN AND PRESIDENT
Jeffrey L. Shames*
PORTFOLIO MANAGERS
David R. Mannheim*
Frederick J. Simmons*

TREASURER
James O. Yost*

ASSISTANT TREASURERS
Mark E. Bradley*
Robert R. Flaherty*
Laura F. Healy*
Ellen Moynihan*

SECRETARY
Stephen E. Cavan*

ASSISTANT SECRETARY
James R. Bordewick, Jr.*

CUSTODIAN
State Street Bank and Trust Company

INVESTOR INFORMATION
For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

INVESTOR SERVICE
MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired individuals, call toll free:
1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf.)

For share prices, account balances, exchanges, or stock and bond outlooks, call toll free: 1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

WORLD WIDE WEB
www.mfs.com


+Independent Trustee.
*MFS Investment Management

MFS(R) PRIVACY POLICY

At MFS(R), we are committed to protecting your privacy.

On behalf of the MFS Family of Funds(R), the MFS(R) Institutional Trusts, the Vertex(SM) Funds, Massachusetts Financial Services Company, and certain affiliates(1) (collectively, "MFS," "we," "us" or "our"), this privacy policy outlines certain of our policies designed to maintain the privacy of your nonpublic personal information.

Nonpublic personal information includes much of the information you provide to us and the related information about you and your transactions involving your MFS investment product or service. Examples of nonpublic personal information include the information you provide on new account applications for MFS investment products or services, your share balance or transactional history, and the fact that you are a customer of MFS.

We may collect nonpublic personal information about you from the following sources:

     o    information we receive from you on applications or other forms

     o information about your transactions with us, our affiliates, or others, and

     o    information we receive from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing arrangements.

We restrict access to nonpublic personal information about you to personnel who are necessary or appropriate to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

Our privacy policy applies only to individual MFS investors who have a direct relationship with us. If you own MFS products or receive MFS investment services in the name of a third-party broker-dealer, bank, investment adviser or other financial service provider, that third-party's privacy policies may apply to you and our privacy policy may not.

If you have any questions with respect to MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

(1)MFS Institutional Advisors, Inc., Vertex Investment Management, Inc., MFS Original Research Advisors, LLC, MFS Original Research Partners, LLC, MFS(R) Heritage Trust Company(SM), and MFS Fund Distributors, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholders,
When we talk to you about the information you want from MFS(R), you tell us you're looking for answers to four basic questions:

    1. How are my investments performing right now?

    2. How is my money being managed, over both the short and the long term?

    3. What's going on in the market, and how will that affect me?

    4. How can I get more out of my relationship with my investment professional?

Traditionally, we've attempted to answer these and other questions through a range of printed materials sent through the mail, including statements and annual and semiannual reports. As the Internet has reached an ever-larger percentage of households, however, we and most other investment management firms have come to believe that the Web can be an additional -- and potentially more effective -- way to communicate with investors.

The Internet holds the promise of near-instantaneous delivery, communication when you want it rather than when we mail it, easy access to the specific information you want, and an experience customized to each investor. With the relaunch of our Web site, WWW.MFS.COM, earlier this year, we believe we've moved a giant step closer to delivering the Internet's promise and created a site that we're committed to improving every day. Our site now makes it easy for you to find answers to your four basic questions.

HOW ARE MY INVESTMENTS PERFORMING?
The most basic question investors ask is, "What is the current value of my account?" Although we've been able to answer that question by phone for some time, now you can get daily account balances more quickly and easily on our Web site and print out a detailed summary of your MFS portfolio. In fact, if you're willing to take a few minutes to register on the site, you can create a personalized "My MFS" homepage that will display your personal and retirement MFS account balances instantly whenever you log in to the site. You can also set "My MFS" to track daily price changes of up to 10 MFS mutual funds and 10 MFS annuity series on your personal homepage; you can even tell the system to alert you if the price change of any portfolio exceeds a specified amount.

If you do decide to register, you can rest assured that we will not share your information with anyone outside of MFS. The sole purpose of registration is to enable us to deliver the information you want in a faster, more personalized manner, with fewer keystrokes and mouse clicks.

HOW IS MY MONEY BEING MANAGED?
One of the most exciting features of our site is MFS(R) Interactive(SM): One click to an expert(SM) -- a series of video interviews with MFS portfolio managers and executives. Located in the "Investor Education" section of the site, MFS Interactive uses video streamed over the Web to allow you to see and hear from the people who are managing your money, to give you greater insight into our investment approach and our response to market conditions. MFS Interactive includes "Meet the Manager" interviews that cover the background and investment style of a particular portfolio manager, as well as other Webcasts that cover a specific fund or investment topic.

The "Products and Performance" section is another resource. Select a portfolio, and you can access information ranging from recent annual and semiannual reports to historical pricing and performance to the most recent dividend and capital gains distributions. For stock portfolios, you can also look up top holdings, largest sectors, and top country weightings. On WWW.MFS.COM, we've put together a combination of resources that we believe will allow you to form an in-depth picture of how we've managed any particular MFS portfolio over time.

WHAT'S GOING ON IN THE MARKET, AND HOW WILL THAT AFFECT ME?
In our view, the tougher the market, the more you need to hear from the people who are managing your money -- and the past year or so has certainly been one of the toughest markets in recent memory. We think the immediacy of the Web provides an ideal way to communicate with you frequently and to offer our views on the current volatility and uncertainty in the market. On your "My MFS" homepage, in many MFS Interactive interviews, and in the "News & Commentary" section of the site, you'll find our views on the current situation and our market outlook. Our goal is to help you understand what's going on and help you make decisions based on facts and market history, rather than on the emotion of the moment.

HOW CAN I GET MORE OUT OF MY RELATIONSHIP WITH MY INVESTMENT PROFESSIONAL? Perhaps your best resource in a tough market is your own investment professional. This is the person who may have the best understanding of your financial goals and your unique financial situation. In our view, the Web is incredible at delivering information, but it cannot take the place of an investment professional working with you to incorporate that information into a long-range financial plan -- a plan that may help you weather market volatility and help you work toward reaching your own financial goals.

To a large degree, the MFS Web site is about preparing you to have a deeper dialogue with your investment professional. We believe that if we can help you "do your homework," you'll be able to spend less time with your investment professional simply getting information and more time creating a financial plan and making investment decisions.

On a final note, we want to assure you that our commitment to the Internet does not signal a lessening of our commitment to other forms of communication. If you're not yet connected to the Web, rest assured that we will continue to strive to deliver outstanding communications in print and on the phone, as well as electronically. We hope, however, that as we continue to improve our site, we will give you more and more incentive to take advantage of the opportunities that the Web offers investors.

For some time, I've ended my letters to you by saying that we appreciate your confidence in MFS and welcome any questions or comments you may have. With the relaunched WWW.MFS.COM, there is now an easy way for you to e-mail us those questions or comments and receive a reply. Simply click on "Contact Us" at the top of our homepage. We look forward to hearing from you.

Respectfully,

/s/ Jeffrey L. Shames

Jeffrey L. Shames
Chairman and Chief Executive Officer
MFS Investment Management(R)

April 16, 2001

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

MANAGEMENT REVIEW AND OUTLOOK

MFS(R) International Strategic Growth Fund

Dear Shareholders,
For the six months ended March 31, 2001, Class A shares of the fund provided a total return of -16.64% and Class I shares -16.68%. These returns, which include the reinvestment of any dividends and capital gains distributions but exclude the effects of any sales charges, compare to a -15.93% return over the same period for the fund's benchmark, the Morgan Stanley Capital International
(MSCI) EAFE (Europe, Australasia, Far East) Index. The MSCI EAFE Index is an unmanaged, market-capitalization-weighted total return index that is an aggregate of 21 individual country indices that collectively represent many of the major markets of the world. During the same period, the average international fund tracked by Lipper Inc., an independent firm that reports mutual fund performance, returned -18.15%.

The fund's investment objective is capital appreciation through investing mainly in stocks of companies whose principal activities are outside the United States. The fund invests in companies of any size and generally looks to invest in established foreign companies that we believe offer prospects for sustainable, above-average growth in earnings or cash flow. The fund may also invest in emerging market companies, although we currently remain cautious on emerging markets and our holdings in that area are minimal. Because the fund is managed from the bottom up, we buy stocks regardless of where a company is located. Therefore, our relative country or regional weightings versus the MSCI EAFE Index are merely the byproducts of where MFS Original Research(R) finds companies that we believe offer above-average earnings growth or cash flow and are trading at attractive valuations.

Concentration in a relatively small number of stocks is an important element of the fund's strategy; our intent is to have the fund's holdings represent a concentrated group of the "best ideas" of our international analysts. At the end of the period, the fund consisted of 40 holdings, and we expect to remain at about that level.

Over the period, the global market correction that began in the technology sector in March of 2000 deepened and spread to affect most sectors. This was the major reason for the fund's negative performance. In particular, performance was adversely impacted by the fund's more aggressive holdings in growth areas, especially in telecommunications. We did, however, outperform a majority of our Lipper peer group due to strong individual stock selection.

We added several new holdings during the period that we feel may hold up relatively well in a slowing global economy, including industrial gas firms L'Air Liquide and BOC Group as well as agricultural chemical firm Syngenta. Other holdings that performed relatively well included QBE Insurance Group, oil firm Anderson Exploration and food and beverage conglomerate Diageo PLC.

The fund continued to maintain a strong weighting in wireless communications firms, particularly Vodafone and NTT DoCoMo. Although these companies did not do well over the period, our research indicates they may offer strong long-term earnings growth potential.

Respectfully,

/s/ David R. Mannheim

David R. Mannheim
Portfolio Manager

MFS(R) International Value Fund

Dear Shareholders,
For the six months ended March 31, 2001, Class A shares of the fund provided a total return of -14.25% and Class I shares -14.30%. These returns, which include the reinvestment of any dividends and capital gains distributions but exclude the effects of any sales charges, compare to a -15.93% return over the same period for the fund's benchmark, the MSCI EAFE Index. During the same period, the average international fund tracked by Lipper Inc., returned -18.15%.

Although the fund's total return reflects a highly volatile and weak environment for international investors, we were encouraged that the fund outperformed the MSCI EAFE Index and its Lipper category average during the period. Meanwhile, a resurgence in quality in undervalued businesses, such as financial services, consumer staples, and health care, (relative to expensive growth stocks) helped to increase confidence for international value investors.

The fund's emphasis on diversification, and holdings in what we believed to be undervalued stocks with favorable or improving business fundamentals offered our shareholders some defense against an extremely volatile market environment. However, we witnessed a resumption of the bursting technology and telecommunications bubble, and the fund's returns were dragged down by the overall negative environment.

While it was difficult to protect the portfolio from the broad-based selling that characterized the period, we did find some refuge in such industries as insurance, food and beverage, household and personal care, media, and pharmaceuticals. In light of negative market returns, we were pleased with the performance of well-managed, world-class companies such as Australian multi-line insurance company, QBE Insurance, diversified financial services company, ING Groep, Anglo-Dutch consumer products giant, Unilever, and global food and beverage company, Diageo.

Looking forward, we believe international equity markets may have to contend with slowing capital expenditures and disappointing economic growth in the near term. We suspect profit forecasts in some high growth areas may still overstate reality, however, we believe a continuation of growth will begin soon. Given our outlook, we are working hard to position the fund to benefit from stocks that we think not only have fundamental valuation support and defensive characteristics in a weak economy, but that also possess the potential to benefit from an economic recovery.

Respectfully,

/s/ Fredrick J. Simmons

Fredrick J. Simmons
Portfolio Manager

The opinions expressed in this report are those of MFS and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolios are actively managed, and current holdings may be different.

It is not possible to invest directly in an index.

PERFORMANCE SUMMARY

Currently each fund offers only Class A and Class I shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results include the maximum applicable sales charge and reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RATES OF RETURN THROUGH MARCH 31, 2001

MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND(1)(2)(3)

CLASS A

                                                         6 Months            1 Year           3 Years             Life*
-------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge            -16.64%           -23.85%           +20.31%           +37.64%
-------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge           --             -23.85%           + 6.36%           + 9.63%
-------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge           --             -27.47%           + 4.65%           + 8.11%
-------------------------------------------------------------------------------------------------------------------------

CLASS I

                                                        6 Months            1 Year           3 Years             Life*
------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge           -16.68%           -23.86%           +20.57%           +37.93%
------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge          --             -23.86%           + 6.43%           + 9.70%
------------------------------------------------------------------------------------------------------------------------

MFS(R) INTERNATIONAL VALUE FUND(1)(2)(3)(4)

CLASS A

                                                        6 Months            1 Year           3 Years             Life*
------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge           -14.25%           -18.10%           +15.24%           +33.33%
------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge          --             -18.10%           + 4.84%           + 8.63%
------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge          --             -21.99%           + 3.16%           + 7.12%
------------------------------------------------------------------------------------------------------------------------

CLASS I

                                                        6 Months            1 Year           3 Years             Life*
------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge           -14.30%           -18.36%           +14.72%           +32.85%
------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge          --             -18.36%           + 4.68%           + 8.52%
------------------------------------------------------------------------------------------------------------------------
* For the period from the commencement of the fund's investment operations, October 9, 1997, through March 31, 2001.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus for details. All results are historical and include the reinvestment of any dividends and capital gains distributions.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

(1)Investments in foreign and emerging market securities may be unfavorably affected by interest rate and currency exchange rate changes, as well as by market, economic, and political conditions of the countries where investments are made. There may be greater returns but also greater risk than with U.S. investments. These risks may increase share price volatility. See the prospectus for details.

(2)By concentrating on one industry or on a group of related industries, the portfolio is more susceptible to adverse economic or regulatory developments than a portfolio that invests more broadly. These risks may increase share price volatility. See the prospectus for details.

(3)The portfolio may participate in the initial public offering (IPO) market, and a significant portion of the portfolio's returns may be attributable to investment in IPOs, which may have greater impact on performance of a portfolio while its asset base is small. There is no guarantee the portfolio will experience similar performance by investment in IPOs as its assets grow. These risks may increase share price volatility. See the prospectus for details.

(4)Government guarantees apply to the underlying securities only and not to the prices and yields of the managed portfolio. These risks may increase share price volatility. See the prospectus for details.

PORTFOLIO OF INVESTMENTS (Unaudited) - March 31, 2001

MFS INTERNATIONAL STRATEGIC GROWTH FUND
Stocks -- 94.6%
-------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES            VALUE
-------------------------------------------------------------------------------------------------
FOREIGN STOCKS - 92.8%
AUSTRALIA - 2.6%
    QBE Insurance Group Ltd. (Insurance)*                                  5,645       $   30,005
-------------------------------------------------------------------------------------------------
CANADA - 4.6%
    Anderson Exploration Ltd. (Oils)*                                      1,400       $   31,701
    BCE, Inc. (Telecommunications)                                           925           20,793
                                                                                       ----------
                                                                                       $   52,494
-------------------------------------------------------------------------------------------------
FRANCE - 14.9%
    Aventis S.A. (Pharmaceuticals)                                           165       $   12,757
    Bouygues Offshore S.A. (Oil Services)                                    420           21,095
    Bouygues S.A. (Construction)                                             560           18,718
    Groupe Danone (Food Products)                                            135           17,076
    L'Air Liquide S.A. (Industrial Gas)                                      250           35,052
    Sanofi-Synthelabo S.A. (Medical and Health Products)                     605           33,632
    Technip S.A. (Construction)                                              240           33,523
                                                                                       ----------
                                                                                       $  171,853
-------------------------------------------------------------------------------------------------
GERMANY - 1.4%
    Hornbach Holding AG, Preferred (Special Products and Services)           300       $   15,569
-------------------------------------------------------------------------------------------------
ISRAEL - 0.8%
    Check Point Software Technologies Ltd. (Computer Software - Services)*   200       $    9,500
-------------------------------------------------------------------------------------------------
JAPAN - 18.0%
    Canon, Inc., ADR (Electronics)                                         1,170       $   42,764
    Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                       1,000           15,159
    Fast Retailing Co. (Apparel and Textiles)                                200           33,155
    Nikko Securities Co., Ltd. (Finance)                                   3,000           21,041
    NTT DoCoMo, Inc. (Telecommunications)                                      2           34,749
    Shionogi & Co., Ltd. (Pharmaceuticals)                                 1,000           15,382
    Sony Corp. (Electronics)                                                 300           21,280
    Tokyo Broadcasting System, Inc. (Entertainment)                        1,000           23,830
                                                                                       ----------
                                                                                       $  207,360
-------------------------------------------------------------------------------------------------
NETHERLANDS - 9.8%
    Akzo Nobel N.V. (Chemicals)                                            1,200       $   49,568
    Elsevier N.V. (Publishing)                                             2,470           31,851
    Libertel N.V. (Cellular Telecommunications)*                           3,850           31,494
                                                                                       ----------
                                                                                       $  112,913
-------------------------------------------------------------------------------------------------
NORWAY - 5.0%
    P4 Radio Hele Norge ASA (Entertainment)                                6,300       $   30,033
    Smedvig ASA (Oil Services)                                             2,730           27,461
                                                                                       ----------
                                                                                       $   57,494
-------------------------------------------------------------------------------------------------
PORTUGAL - 1.8%
    Telecel Comunicacoes Pessoais, S.A. (Cellular
      Telecommunications)                                                  2,000       $   20,319
-------------------------------------------------------------------------------------------------
SINGAPORE - 4.0%
    DBS Group Holdings Ltd. (Financial Services)                           2,000       $   18,071
    Overseas Union Bank Ltd. (Banks and Credit Cos.)                       8,142           28,434
                                                                                       ----------
                                                                                       $   46,505
-------------------------------------------------------------------------------------------------
SWEDEN - 2.3%
    Micronic Laser Systems AB (Electronics)*                                 290       $    5,759
    Saab AB, "B" (Aerospace)                                               2,800           21,053
                                                                                       ----------
                                                                                       $   26,812
-------------------------------------------------------------------------------------------------
SWITZERLAND - 11.1%
    Novartis AG (Medical and Health Products)                                 31       $   48,403
    Syngenta AG (Chemicals)*                                               1,010           51,810
    Synthes-Stratec, Inc. (Medical and Health Products)*                      52           27,456
                                                                                       ----------
                                                                                       $  127,669
-------------------------------------------------------------------------------------------------
UNITED KINGDOM - 16.5%
    Bank of Scotland (Banks and Credit Cos.)*                              3,800       $   37,743
    BOC Group PLC (Industrial Gas)                                         1,200           16,312
    Diageo PLC (Food and Beverage Products)*                               5,137           51,533
    Reckitt Benckiser PLC (Consumer Goods and Services)*                   2,140           27,267
    Standard Chartered PLC (Banks and Credit Cos.)*                        1,520           18,375
    Vodafone Group PLC (Telecommunications)*                              14,140           38,722
                                                                                       ----------
                                                                                       $  189,952
-------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                   $1,068,445
-------------------------------------------------------------------------------------------------
U.S. STOCKS - 1.8%
CELLULAR TELEPHONES - 1.8%
    Voicestream Wireless Corp.*                                              221       $   20,415
-------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,118,137)                                             $1,088,860
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,118,137)                                        $1,088,860

Other Assets, Less Liabilities -- 5.4%                                                     62,527
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $1,151,387
-------------------------------------------------------------------------------------------------
* Non-income producing security.

PORTFOLIO OF INVESTMENTS (Unaudited) - March 31, 2001

MFS INTERNATIONAL VALUE  FUND

Stocks -- 95.3%
-------------------------------------------------------------------------------------------------
ISSUER                                                                      SHARES          VALUE
-------------------------------------------------------------------------------------------------
Foreign Stocks - 84.2%
  Australia - 3.5%
    Australia & New Zealand Banking Group Ltd. (Banks and
      Credit Cos.)*                                                        1,436       $    9,658
    QBE Insurance Group Ltd. (Insurance)*                                  3,617           19,226
                                                                                       ----------
                                                                                       $   28,884
-------------------------------------------------------------------------------------------------
  Brazil - 2.2%
    Embraer Aircraft Corp., ADR (Aerospace and Defense)                      480       $   18,192
-------------------------------------------------------------------------------------------------
  Canada - 5.5%
    Alcan Aluminum Limited (Aluminum)                                        220       $    7,891
    BCE, Inc. (Telecommunications)                                           200            4,502
    Canadian National Railway Co. (Railroads)                                552           20,794
    Manitoba Telecom Services (Telecommunications)                           470           11,477
                                                                                       ----------
                                                                                       $   44,664
-------------------------------------------------------------------------------------------------
  Denmark - 1.0%
    ISS International Service System (Commercial Services)*                  150       $    8,133
-------------------------------------------------------------------------------------------------
  France - 17.2%
    ALSTOM (Transportation)                                                  290       $    7,946
    Aventis S.A. (Pharmaceuticals)                                           200           15,463
    Castorama Dubois Investisse (Stores)                                     135           29,354
    Sanofi-Synthelabo S.A. (Medical and Health Products)                     322           17,900
    Societe Television Francaise 1 (Entertainment)*                          723           24,707
    STMicroelectronics N.V. (Electronics)                                    425           14,766
    Total Fina S.A., ADR (Oils)                                              312           21,201
    Vivendi Environnement (Utilities-Public Transportation)*                 220            9,608
                                                                                      -----------
                                                                                       $  140,945
-------------------------------------------------------------------------------------------------
  Germany - 2.0%
    Henkel KGaA, Preferred (Chemicals)                                       157       $    9,177
    Karstadt Quelle AG (Retail)                                              230            6,868
                                                                                       ----------
                                                                                       $   16,045
-------------------------------------------------------------------------------------------------
  Hong Kong - 1.6%
    China Mobile (Hong Kong) Ltd. (Telecommunications)                     3,000       $   13,270
-------------------------------------------------------------------------------------------------
  Italy - 3.2%
    Assicurazioni Generali S.P.A. (Insurance)                                220       $    6,928
    Sanpaolo IMI S.P.A. (Banks and Credit Cos.)                            1,440           19,366
                                                                                       ----------
                                                                                       $   26,294
-------------------------------------------------------------------------------------------------
  Japan - 5.4%
    Mitsubishi Electric Corp. (Electronics)                                1,000       $    5,659
    Nitto Denko Corp. (Industrial Goods and Services)                        500           12,752
    NTT DoCoMo, Inc. (Telecommunications)                                      1           17,375
    Tokyo Gas Co. Ltd. (Gas)                                               3,000            8,177
                                                                                       ----------
                                                                                       $   43,963
-------------------------------------------------------------------------------------------------
  Mexico - 0.9%
    Fomento Economico Mexicano S.A. (Food and Beverage
      Products)                                                              200       $    7,102
-------------------------------------------------------------------------------------------------
  Netherlands - 13.0%
    Akzo Nobel N.V. (Chemicals)                                              893       $   36,886
    ING Groep N.V. (Financial Services)*                                     326           21,220
    Royal Dutch Petroleum Co., ADR (Oils)                                    673           37,311
    Unilever NV (Household)                                                  200           10,573
                                                                                       ----------
                                                                                       $  105,990
-------------------------------------------------------------------------------------------------
  Spain - 4.0%
    Cortefiel S.A. (Retail)                                                  860       $   12,103
    Iberdrola S.A. (Utilities - Electric)                                    760           10,750
    Repsol S.A. (Oils)                                                       560            9,886
                                                                                       ----------
                                                                                       $   32,739
-------------------------------------------------------------------------------------------------
  Sweden - 0.6%
    Saab AB, "B" (Aerospace)                                                 683       $    5,136
-------------------------------------------------------------------------------------------------
  Switzerland - 5.0%
    Nestle S.A. (Food and Beverage Products)                                  16       $   33,356
    Syngenta AG (Chemicals)*                                                 155            7,951
                                                                                       ----------
                                                                                       $   41,307
-------------------------------------------------------------------------------------------------
  United Kingdom - 19.1%
    Bank of Scotland (Banks and Credit Cos.)*                                590       $    5,860
    BP Amoco PLC, ADR (Oils)                                                 566           28,085
    CGNU PLC (Insurance)*                                                  1,080           14,857
    Chubb Corp. (Insurance)*                                               2,150            4,347
    Diageo PLC (Food and Beverage Products)*                               3,275           32,853
    HSBC Holdings PLC (Banks and Credit Cos.)*                               689            8,251
    Reckitt Benckiser PLC (Consumer Goods and Services)*                     860           10,958
    Reed International PLC (Publishing)                                      900            8,339
    Reuters Group PLC (Business Services)                                    445            5,398
    Smith & Nephew PLC (Medical Products)*                                 1,690            7,362
    Standard Chartered PLC (Banks and Credit Cos.)*                          685            8,281
    Vodafone Group PLC (Telecommunications)*                               7,828           21,437
                                                                                       ----------
                                                                                       $  156,028
-------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                   $  688,692
-------------------------------------------------------------------------------------------------
U.S. Stocks - 11.1%
  Aerospace - 1.8%
    Boeing Co.                                                               265       $   14,763
-------------------------------------------------------------------------------------------------
  Business Services - 0.2%
    United Parcel Service, Inc.                                               30       $    1,707
-------------------------------------------------------------------------------------------------
  Consumer Goods & Services - 2.1%
    Philip Morris Co., Inc.                                                  353       $   16,750
-------------------------------------------------------------------------------------------------
  Healthcare - 0.5%
    HCA-The Healthcare Co.                                                   100       $    4,027
-------------------------------------------------------------------------------------------------
  Insurance - 3.1%
    MetLife, Inc.                                                            310       $    9,316
    St. Paul Co., Inc.                                                       370           16,298
                                                                                       ----------
                                                                                       $   25,614
-------------------------------------------------------------------------------------------------
  Pharmaceuticals - 3.4%
    Pharmacia Corp.                                                          544       $   27,401
-------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                      $   90,262
-------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $800,696)                                               $  778,954
-------------------------------------------------------------------------------------------------

Repurchase Agreement -- 0.6%
-------------------------------------------------------------------------------------------------
                                                                PRINCIPAL AMOUNT
ISSUER                                                             (000 OMITTED)            VALUE
-------------------------------------------------------------------------------------------------
    Merrill Lynch, dated 3/30/01, due 4/02/01, total to be
      received $5,002 (secured by various U.S. Treasury
      obligations), at Cost                                            $       5       $    5,000
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $805,696)                                          $  783,954
Other Assets, Less Liabilities -- 4.1%                                                     33,881
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $  817,835
-------------------------------------------------------------------------------------------------
*Non-income producing security.

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Unaudited)
-----------------------------------------------------------------------------------------------------
                                                                   INTERNATIONAL
                                                                       STRATEGIC        INTERNATIONAL
                                                                          GROWTH                VALUE
MARCH 31, 2001                                                              FUND                 FUND
-----------------------------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $1,118,137 and
    $805,696, respectively)                                           $1,088,860           $  783,954
  Cash                                                                    75,559               28,370
  Foreign currency, at value (identified cost, $430 and $2,551,
    respectively)                                                            424                2,625
  Interest and dividends receivable                                        3,618                2,955
  Other assets                                                                 7                    7
                                                                      ----------           ----------
      Total assets                                                    $1,168,468           $  817,911
                                                                      ----------           ----------
Liabilities:
  Payable for investments purchased                                   $   16,971           $    --
  Payable to affiliate for reimbursement fee                                 110                   76
                                                                      ----------           ----------
      Total liabilities                                               $   17,081           $       76
                                                                      ----------           ----------
Net assets                                                            $1,151,387           $  817,835
                                                                      ==========           ==========
Net assets consist of:
  Paid-in-capital                                                     $1,278,361           $  871,564
  Unrealized depreciation on investments and translation of
    assets and liabilities in foreign currencies                         (29,382)             (21,737)
  Accumulated net realized loss on investments and foreign
    currency transactions                                                (91,309)             (28,484)
  Accumulated net investment loss                                         (6,283)              (3,508)
                                                                      ----------           ----------
      Total                                                           $1,151,387           $  817,835
                                                                      ==========           ==========
Shares of beneficial interest outstanding:
  Class A                                                                 42,973               19,425
  Class I                                                                 83,491               79,380
                                                                      ----------           ----------
      Total shares of beneficial interest outstanding                    126,464               98,805
                                                                      ==========           ==========
Net assets:
  Class A                                                             $  390,339           $  161,239
  Class I                                                                761,048              656,596
                                                                      ----------           ----------
      Total net assets                                                $1,151,387           $  817,835
                                                                      ==========           ==========
Class A shares:
  Net asset value and redemption price per share
    (net assets / shares of beneficial interest outstanding)            $9.08                $8.30
                                                                        =====                =====
  Offering price per share
    (100 / 95.25 of net asset value per share)                          $9.53                $8.71
                                                                        =====                =====
Class I shares:
  Net asset value, offering price, and redemption price per share
    (net assets / shares of beneficial interest outstanding)            $9.12                $8.27
                                                                        =====                =====

See notes to financial statements.

Statements of Operations (Unaudited)
------------------------------------------------------------------------------------------------------
                                                                    INTERNATIONAL
                                                                        STRATEGIC        INTERNATIONAL
                                                                           GROWTH                VALUE
SIX MONTHS ENDED MARCH 31, 2001                                              FUND                 FUND
------------------------------------------------------------------------------------------------------
Net investment income (loss):
  Income -
    Dividends                                                         $    4,912           $    5,505
    Interest                                                               1,166                  808
    Foreign taxes withheld                                                  (943)                (543)
                                                                      ----------           ----------
      Total investment income                                         $    5,135           $    5,770
                                                                      ----------           ----------
  Expenses -
    Management fee                                                    $    6,179           $    4,445
    Shareholder servicing agent fee                                          634                  449
    Distribution and service fee (Class A)                                 1,088                1,720
    Administrative fee                                                        77                   56
    Custodian fee                                                          4,217                2,827
    Printing                                                               4,285                1,321
    Postage                                                                  150                   18
    Auditing fees                                                         13,532               12,982
    Legal fees                                                             1,046                  499
    Registration fees                                                      2,000                1,700
    Miscellaneous                                                          1,857                2,165
                                                                      ----------           ----------
      Total expenses                                                  $   35,065           $   28,182
    Fees paid indirectly                                                    (526)                (583)
    Reduction of expenses by investment adviser and distributor          (23,446)             (19,668)
                                                                      ----------           ----------
      Net expenses                                                    $   11,093           $    7,931
                                                                      ----------           ----------
        Net investment loss                                           $   (5,958)          $   (2,161)
                                                                      ----------           ----------
Realized and unrealized gain (loss) on investments:
  Realized loss (identified cost basis) -
    Investment transactions                                           $  (66,266)          $  (15,845)
    Foreign currency transactions                                           (136)                (494)
                                                                      ----------           ----------
      Net realized loss on investments and foreign currency
        transactions                                                  $  (66,402)          $  (16,339)
                                                                      ----------           ----------
  Change in unrealized appreciation (depreciation) -
    Investments                                                       $ (155,933)          $ (117,348)
    Translation of assets and liabilities in foreign currencies              180                  132
                                                                      ----------           ----------
      Net unrealized loss on investments and foreign currency
        translation                                                   $ (155,753)          $ (117,216)
                                                                      ----------           ----------
        Net realized and unrealized loss on investments and
          foreign currency                                            $ (222,155)          $ (133,555)
                                                                      ----------           ----------
          Decrease in net assets from operations                      $ (228,113)          $ (135,716)
                                                                      ==========           ==========

See notes to financial statements.

FINANCIAL STATEMENTS - continued

Statements of Changes in Net Assets
-----------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED              YEAR ENDED
                                                               MARCH 31, 2001      SEPTEMBER 30, 2000
INTERNATIONAL STRATEGIC GROWTH FUND                               (UNAUDITED)
-----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income (loss)                                        $   (5,958)          $    8,799
  Net realized gain (loss) on investments and foreign
    currency transactions                                                (66,402)             202,472
  Net unrealized gain (loss) on investments and foreign
    currency translation                                                (155,753)              93,646
                                                                      ----------           ----------
      Increase (decrease) in net assets from operations               $ (228,113)          $  304,917
                                                                      ----------           ----------

Distributions declared to shareholders -
  From net investment income (Class A)                                $   (2,886)          $     (180)
  From net investment income (Class I)                                    (5,374)                (841)
  From net realized gain on investments and foreign currency
    transactions (Class A)                                               (76,956)             (48,541)
  From net realized gain on investments and foreign currency
    transactions (Class I)                                              (143,293)            (227,152)
                                                                      ----------           ----------
      Total distributions declared to shareholders                    $ (228,509)          $ (276,714)
                                                                      ----------           ----------
Net increase in net assets from fund share transactions               $  285,250           $   25,986
                                                                      ----------           ----------
      Total increase (decrease) in net assets                         $ (171,372)          $   54,189
Net assets:
  At beginning of period                                               1,322,759            1,268,570
                                                                      ----------           ----------

  At end of period (including accumulated net investment loss of $6,283 and accumulated undistributed net investment
    income of $7,935,respectively)                                    $1,151,387           $1,322,759
                                                                      ==========           ===========

See notes to financial statements.

Statements of Changes in Net Assets - continued
------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED            YEAR ENDED
                                                                  MARCH 31, 2001    SEPTEMBER 30, 2000
INTERNATIONAL VALUE FUND                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income (loss)                                        $   (2,161)          $    14,553
  Net realized gain (loss) on investments and foreign
    currency transactions                                                (16,339)              141,659
  Net unrealized loss on investments and foreign currency
    translation                                                         (117,216)               (6,296)
                                                                      ----------           -----------
      Increase (decrease) in net assets from operations               $ (135,716)          $   149,916
                                                                      ----------           -----------

Distributions declared to shareholders -
  From net investment income (Class A)                                $  (10,195)          $    (4,280)
  From net investment income (Class I)                                        (2)                 (286)
  From net realized gain on investments and foreign currency transactions
    (Class A)                                                           (148,446)             (212,682)
  From net realized gain on investments and foreign currency transactions
    (Class I)                                                                (24)              (14,192)
                                                                      ----------           -----------
      Total distributions declared to shareholders                    $ (158,667)          $  (231,440)
                                                                      ----------           -----------
Net increase (decrease) in net assets from fund share
  transactions                                                        $  158,897           $   (99,034)
                                                                      ----------           -----------
      Total decrease in net assets                                    $ (135,486)          $  (180,558)
Net assets:
  At beginning of period                                                 953,321             1,133,879
                                                                      ----------           -----------

  At end of period (including accumulated net investment
    loss of $3,508 and accumulated undistributed net
    investment income of $8,850, respectively)                        $  817,835           $   953,321
                                                                      ==========           ===========

See notes to financial statements.

Financial Highlights
----------------------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,            PERIOD ENDED
                                               SIX MONTHS ENDED         -------------------------------       SEPTEMBER 30,
                                                 MARCH 31, 2001                2000                1999               1998*
INTERNATIONAL STRATEGIC GROWTH FUND                 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
                                                        CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                    $13.30              $13.44              $ 9.68              $10.00
                                                         ------              ------              ------              ------
Income from investment operations# -
  Net investment income (loss)(S)                        $(0.05)             $ 0.08              $ 0.05              $ 0.04
  Net realized and unrealized gain (loss) on
    investments and foreign currency                      (1.89)               2.35                4.08               (0.36)
                                                         ------              ------              ------              ------
      Total from investment operations                   $(1.94)             $ 2.43              $ 4.13              $(0.32)
                                                         ------              ------              ------              ------

Less distributions declared to shareholders -

  From net investment income                             $(0.08)             $(0.01)             $(0.04)             $ --
  From net realized gain on investments and
    foreign currency transactions                         (2.20)              (2.56)              (0.33)               --
                                                         ------              ------              ------              ------

    Total distributions declared to shareholders         $(2.28)             $(2.57)             $(0.37)             $ --
                                                         ------              ------              ------              ------
Net asset value - end of period                          $ 9.08              $13.30              $13.44              $ 9.68
                                                         ======              ======              ======              ======
Total return(+)                                          (16.64)%++           18.63%              43.79%              (3.20)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                               1.84%+              1.75%               1.78%               1.77%+
  Net investment income (loss)                            (0.95)%+             0.55%               0.44%               0.34%+
Portfolio turnover                                           54%                137%                175%                103%
Net assets at end of period (000 Omitted)                  $390                $463                $253                 $90

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 1.75% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived their fees for the periods indicated.
    To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:
      Net investment loss                                $(0.28)             $(0.28)             $(0.39)             $(0.20)
      Ratios (to average net assets):
        Expenses##                                         5.88%+              4.34%               5.23%               3.88%+
        Net investment loss                               (4.99)%+            (2.04)%             (3.01)%             (1.79)%+

  *For the period from the commencement of the fund's investment operations, October 9, 1997, through September 30, 1998.
  +Annualized.
 ++Not annualized.
  #Per share data are based on average shares outstanding.
 ##Ratios do not reflect expense reductions from certain expense offset arrangements.
(+)Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued
----------------------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,            PERIOD ENDED
                                               SIX MONTHS ENDED         -------------------------------       SEPTEMBER 30,
                                                 MARCH 31, 2001                2000                1999               1998*
INTERNATIONAL STRATEGIC GROWTH FUND                 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
                                                        CLASS I
----------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                    $13.34              $13.48              $ 9.70              $10.00
                                                         ------              ------              ------              ------
Income from investment operations# -
  Net investment income (loss)(S)                        $(0.05)             $ 0.07              $ 0.02              $ 0.05
  Net realized and unrealized gain (loss) on
    investments and foreign currency                      (1.89)               2.36                4.13               (0.35)
                                                         ------              ------              ------              ------
      Total from investment operations                   $(1.94)             $ 2.43              $ 4.15              $(0.30)
                                                         ------              ------              ------              ------
Less distributions declared to shareholders -
  From net investment income                             $(0.08)             $(0.01)             $(0.04)             $ --
  From net realized gain on investments and
    foreign currency transactions                         (2.20)              (2.56)              (0.33)               --
                                                         ------              ------              ------              ------
    Total distributions declared to shareholders         $(2.28)             $(2.57)             $(0.37)             $ --
                                                         ------              ------              ------              ------
Net asset value - end of period                          $ 9.12              $13.34              $13.48              $ 9.70
                                                         ======              ======              ======              ======
Total return                                             (16.68)%++           18.59%              43.91%              (3.00)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                               1.84%+              1.75%               1.78%               1.77%+
  Net investment income (loss)                            (0.94)%+             0.50%               0.16%               0.48%+
Portfolio turnover                                           54%                137%                175%                103%
Net assets at end of period (000 Omitted)                  $761                $859              $1,015                $876

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fee. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 1.75% of average daily net assets. In addition, the investment adviser voluntarily waived its fee for the periods indicated. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:
      Net investment loss                                $(0.25)             $(0.22)             $(0.36)             $(0.13)
      Ratios (to average net assets):
        Expenses##                                         5.38%+              3.84%               4.73%               3.38%+
        Net investment loss                               (4.49)%+            (1.59)%             (2.79)%             (1.15)%+

  *For the period from the commencement of the fund's investment operations, October 9, 1997, through September 30, 1998.
  +Annualized.
 ++Not annualized.
  #Per share data are based on average shares outstanding.
 ##Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued
----------------------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,            PERIOD ENDED
                                               SIX MONTHS ENDED         -------------------------------       SEPTEMBER 30,
                                                 MARCH 31, 2001                2000                1999               1998*
INTERNATIONAL VALUE FUND                            (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
                                                        CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                    $11.69              $13.24              $10.46              $10.00
                                                         ------              ------              ------              ------
Income from investment operations# -
  Net investment income (loss)(S)                        $(0.04)             $ 0.18              $ --  +++           $ 0.10
  Net realized and unrealized gain (loss) on
    investments and foreign currency                      (0.28)               1.57                3.10                0.36
                                                         ------              ------              ------              ------
      Total from investment operations                   $(0.32)             $ 1.75              $ 3.10              $ 0.46
                                                         ------              ------              ------              ------
Less distributions declared to shareholders -
  From net investment income                             $(1.25)             $(0.07)             $(0.10)             $ --
  From net realized gain on investments and
    foreign currency transactions                         (1.82)              (3.23)              (0.21)               --
  In excess of net investment income                       --                  --                 (0.01)               --
                                                         ------              ------              ------              ------

    Total distributions declared to shareholders         $(3.07)             $(3.30)             $(0.32)             $ --
                                                         ------              ------              ------              ------
Net asset value - end of period                          $ 8.30              $11.69              $13.24              $10.46
                                                         ======              ======              ======              ======
Total return                                             (14.25)%++           14.22%              30.01%               4.70%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                               1.88%+              1.79%               1.77%               1.77%+
  Net investment income (loss)                            (0.74)%+             1.51%               --  %               0.98%+
Portfolio turnover                                           53%                 77%                107%                 71%
Net assets at end of year (000 Omitted)                    $161                $953                $929              $1,002

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 1.75% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived their fees for the periods indicated.
    To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment loss per share and the ratios would have been:
      Net investment loss                                $(0.26)             $(0.23)             $(0.28)             $(0.13)
      Ratios (to average net assets):
        Expenses##                                        6.35%+              5.09%               4.07%               3.92%+
        Net investment loss                               (5.21)%+            (1.79)%             (2.30)%             (1.19)%+

  *For the period from the commencement of the fund's investment operations, October 9, 1997, through September 30, 1998.
  +Annualized.
 ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued
----------------------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,            PERIOD ENDED
                                               SIX MONTHS ENDED         -------------------------------       SEPTEMBER 30,
                                                 MARCH 31, 2001                2000                1999               1998*
INTERNATIONAL VALUE FUND                            (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
                                                        CLASS I
----------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                    $11.67              $13.25              $10.47              $10.00
                                                         ------              ------              ------              ------
Income from investment operations# -
  Net investment income (loss)(S)                        $ 0.02              $(0.02)             $ 0.01              $ 0.11
  Net realized and unrealized gain (loss) on
    investments and foreign currency                      (0.35)               1.74                3.09                0.36
                                                         ------              ------              ------              ------
      Total from investment operations                   $(0.33)             $ 1.72              $ 3.10              $ 0.47
                                                         ------              ------              ------              ------
Less distributions declared to shareholders -
  From net investment income                             $(1.25)             $(0.07)             $(0.10)             $ --
  From net realized gain on investments and
    foreign currency transactions                         (1.82)              (3.23)              (0.21)               --
  In excess of net investment income                       --                  --                 (0.01)               --
                                                         ------              ------              ------              ------
    Total distributions declared to shareholders         $(3.07)             $(3.30)             $(0.32)             $ --
                                                         ------              ------              ------              ------
Net asset value - end of period                          $ 8.27              $11.67              $13.25              $10.47
                                                         ======              ======              ======              ======
Total return                                             (14.30)%++           13.80%              30.11%               4.70%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                               1.88%+              1.74%               1.77%               1.77%+
  Net investment income (loss)                             0.36%+             (0.15)%              0.08%               1.00%+
Portfolio turnover                                           53%                 77%                107%                 71%
Net assets at end of year (000 Omitted)                    $657              $ --                  $205                $112

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 1.75% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived their fees for the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment loss per share and the ratios would have been:
      Net investment loss                                $(0.18)             $(0.38)             $(0.21)             $(0.07)
      Ratios (to average net assets):
        Expenses##                                         5.85%+              4.54%               3.58%               3.42%+
        Net investment loss                               (3.61)%+            (2.95)%             (1.73)%             (0.67)%+

 *For the period from the commencement of the fund's investment operations, October 9, 1997, through September 30, 1998.
 +Annualized.
++Not annualized.
 #Per share data are based on average shares outstanding.
##Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS International Strategic Growth Fund and MFS International Value Fund (the funds) are a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The funds can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith by the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Investment Transactions and Income Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The funds will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. Management does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

Multiple Classes of Shares of Beneficial Interest - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates
Investment Adviser - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

         First $500 million of average net assets         0.975%
         Average net assets in excess of $500 million     0.925%

The investment adviser has voluntarily agreed to waive its fee, which is shown as a reduction of expenses in the Statement of Operations.

Each fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 1.75% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years.

At March 31, 2001, the aggregate unreimbursed expenses owed to MFS by the funds amounted to:

           INTERNATIONAL                    INTERNATIONAL
        STRATEGIC GROWTH                            VALUE
                    FUND                             FUND
        -------------------------------------------------
                 $63,008                          $49,647

Each fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Trustees are currently not receiving any payments for their services to each fund.

Administrator - Each fund has an administrative services agreement with MFS to provide each fund with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the funds pay MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

              First $2 billion                           0.0175%
              Next $2.5 billion                          0.0130%
              Next $2.5 billion                          0.0005%
              In excess of $7 billion                    0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charges on sales of Class A shares of each fund for the six months ended March 31, 2001.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that the fund will pay MFD up to 0.50% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.25% per annum of the fund's average daily net assets attributable to Class A shares. Distribution and service fees under the Class A distribution plan are currently being waived.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. There were no contingent deferred sales charges imposed during the six months ended March 31, 2001.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) Portfolio Securities
Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                      INTERNATIONAL                     INTERNATIONAL
                                                   STRATEGIC GROWTH                             VALUE
                                                               FUND                              FUND
-------------------------------------------------------------------------------------------------------
PURCHASES
Investments (non-U.S. government securities)             $  686,604                        $  470,303
                                                         ----------                        ----------
SALES
Investments (non-U.S. government securities)             $  645,684                        $  458,154
                                                         ----------                        ----------

The cost and unrealized appreciation and depreciation in the value of the investments owned by each fund, as computed on a federal income tax basis, are as follows:

                                                    INTERNATIONAL                     INTERNATIONAL
                                                 STRATEGIC GROWTH                             VALUE
                                                             FUND                              FUND
-----------------------------------------------------------------------------------------------------
Aggregate cost                                         $1,118,137                        $  807,555
                                                       ----------                        ----------
Gross unrealized appreciation                          $   90,674                        $   42,012
Gross unrealized depreciation                            (119,951)                          (65,613)
                                                       ----------                        ----------
    Net unrealized depreciation                        $  (29,277)                       $  (23,601)
                                                       ==========                        ==========

(5) Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

Class A shares

                                      INTERNATIONAL STRATEGIC GROWTH FUND

                                  -------------------------------------------
                                    SIX MONTHS ENDED          YEAR ENDED
                                     MARCH 31, 2001       SEPTEMBER 30, 2000
                                  -------------------   ---------------------
                                   SHARES      AMOUNT     SHARES       AMOUNT
                                  -------------------------------------------
Shares sold                           622    $  7,650     13,342   $  177,394
Shares issued to shareholders in
  reinvestment of distributions     7,780      79,830      3,756       48,708
Shares reacquired                    (251)     (3,074)    (1,116)     (15,180)
                                  -------   ---------   --------   ----------
    Net increase                    8,151   $  84,406     15,982   $  210,922
                                  -------   ---------   --------   ----------

Class I shares

                                      INTERNATIONAL STRATEGIC GROWTH FUND
                                  -------------------------------------------
                                    SIX MONTHS ENDED          YEAR ENDED
                                     MARCH 31, 2001       SEPTEMBER 30, 2000
                                  -------------------   ---------------------
                                   SHARES      AMOUNT     SHARES       AMOUNT
                                  -------------------------------------------
Shares sold                                                        $
                                    8,037   $  89,158    155,951    2,221,875
Shares issued to shareholders in
  reinvestment of distributions    14,433     148,655     17,537      227,980
Shares reacquired                  (3,399)    (36,969)  (184,411)  (2,634,791)
                                  -------   ---------   --------   ----------
    Net increase (decrease)        19,071   $ 200,844    (10,923)  $ (184,936)
                                  -------   ---------   --------   ----------

Class A shares

                                            INTERNATIONAL VALUE FUND
                                  -------------------------------------------
                                    SIX MONTHS ENDED          YEAR ENDED
                                     MARCH 31, 2001       SEPTEMBER 30, 2000
                                  -------------------   ---------------------
                                   SHARES      AMOUNT     SHARES       AMOUNT
                                  -------------------------------------------
Shares sold                            27      $  250      --      $  --
Shares issued to shareholders in
  reinvestment of distributions    16,947     158,631     19,336      216,946
Shares reacquired                 (79,114)   (750,000)    (7,906)    (101,072)
                                  -------   ---------   --------   ----------
    Net increase (decrease)       (62,140)  $(591,119)    11,430   $  115,874
                                  -------   ---------   --------   ----------

Class I shares

                                            INTERNATIONAL VALUE FUND
                                  -------------------------------------------
                                    SIX MONTHS ENDED          YEAR ENDED
                                     MARCH 31, 2001       SEPTEMBER 30, 2000
                                  -------------------   ---------------------
                                   SHARES      AMOUNT     SHARES       AMOUNT
                                  -------------------------------------------
Shares sold                                 $
                                   79,365     750,000      3,786    $  50,886
Shares issued to shareholders in
  reinvestment of distributions         2          16      1,287       14,461
Shares reacquired                    --         --       (20,548)    (280,255)
                                  -------   ---------   --------   ----------
    Net increase (decrease)        79,367   $ 750,016    (15,475)  $ (214,908)
                                  -------   ---------   --------   ----------

(6) Line of Credit
Each fund and other affiliated funds participate in a $1.1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fees allocated to the funds for the six months ended March 31, 2001, were as follows:

             INTERNATIONAL                         INTERNATIONAL
            STRATEGIC GROWTH                           VALUE
                  FUND                                  FUND
            ----------------------------------------------------
                   $7                                    $3

The funds had no borrowings during the period.






                       --------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND

MFS(R) INTERNATIONAL VALUE FUND

[MFS LOGO](R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston , MA 02116-3741



(C)2001 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

                                                                INC-3-V 5/01 733